SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund

June 30, 2022 (Unaudited)
Principal Amount		Value
Corporate Bonds — 92.11%
Australia — 0.73%
$1,463,000	Mineral Resources Ltd., 8.00%, 11/1/27(a)	$1,426,425
499,000	Mineral Resources Ltd., 8.50%, 5/1/30(a)	483,143
143,548	Quintis Australia Pty Ltd., PIK, 0.00%, 10/1/28(a),(b),(c)	52,969
220,972	Quintis Australia Pty Ltd., PIK, 7.50%, 10/1/26(a),(b),(c)	178,987
		2,141,524
Bermuda — 0.54%
1,655,964	Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc., PIK, 7.63%, 10/15/25(a)	1,597,488

Canada — 2.44%
1,116,000	Bombardier, Inc., 6.00%, 2/15/28(a)	837,000
765,000	Bombardier, Inc., 7.50%, 3/15/25(a)	689,839
3,035,000	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 9/15/28(a)	2,519,960
443,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 5.00%, 12/31/26(a)	379,106
1,215,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 7.00%, 12/31/27(a)	904,877
655,000	New Gold, Inc., 7.50%, 7/15/27(a)	569,850
1,583,000	Primo Water Holdings, Inc., 4.38%, 4/30/29(a)	1,292,347
		7,192,979
Cayman Islands — 0.80%
3,116,551	Global Aircraft Leasing Co. Ltd., PIK, 6.50%, 9/15/24(a)	2,360,787

France — 2.66%
1,150,000	Altice France SA, 5.13%, 7/15/29(a)	869,343
4,661,000	Banijay Entertainment SASU, 5.38%, 3/1/25(a)	4,372,018
1,236,000	Iliad Holding SASU, 6.50%, 10/15/26(a)	1,108,667
590,000	Iliad Holding SASU, 7.00%, 10/15/28(a)	514,142
1,080,000(d)	Loxam SAS, 4.50%, 2/15/27(a)	974,279
		7,838,449
Germany — 1.56%
2,197,000	Cheplapharm Arzneimittel GmbH, 5.50%, 1/15/28(a)	1,843,821
1,400,000	Commerzbank AG, 7.00%, (e),(f),(g)	1,289,350
1,575,000	ZF North America Capital, Inc., 4.75%, 4/29/25(a)	1,453,447
		4,586,618
Italy — 1.87%
949,000(d)	Banca Monte dei Paschi di Siena SpA, 8.50%, 9/10/30(e),(g)	647,138
1,550,000	Intesa Sanpaolo SpA, 7.70%, (a),(e),(f)	1,397,066
1,167,000	Telecom Italia Capital SA, 6.38%, 11/15/33	902,405
2,926,000	UniCredit SpA, 5.86%, 6/19/32(a),(e)	2,567,937
		5,514,546

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
Luxembourg — 1.16%
$1,620,000	Altice Financing SA, 5.00%, 1/15/28(a)	$1,283,850
978,000	Altice Financing SA, 5.75%, 8/15/29(a)	783,786
1,612,000	Altice France Holding SA, 10.50%, 5/15/27(a)	1,349,819
		3,417,455
Mexico — 0.49%
1,500,000	Banco Mercantil del Norte SA, 8.38%, (e),(f),(g)	1,447,083

Netherlands — 0.29%
1,000,000	UPC Holding BV, 5.50%, 1/15/28(a)	836,250

Switzerland — 0.42%
1,220,000	Credit Suisse Group AG, 9.75%, (a),(e),(f)	1,238,525

United Arab Emirates — 0.64%
1,992,000	GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC, 7.13%, 7/31/26(a)	1,892,876

United Kingdom — 1.16%
770,000(h)	Constellation Automotive Financing Plc, 4.88%, 7/15/27(a)	737,359
3,300,000	Vmed O2 UK Financing I Plc, 4.75%, 7/15/31(a)	2,681,457
		3,418,816
United States — 77.35%
1,030,000	ADT Security Corp. (The), 4.13%, 6/15/23	1,012,857
3,019,000	ADT Security Corp. (The), 4.13%, 8/1/29(a)	2,478,904
1,641,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 3/15/29(a)	1,327,348
2,129,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 7.50%, 3/15/26(a)	2,117,783
2,554,000	Allison Transmission, Inc., 5.88%, 6/1/29(a)	2,373,263
2,115,000	AMC Networks, Inc., 4.25%, 2/15/29	1,716,715
749,000	APi Escrow Corp., 4.75%, 10/15/29(a)	601,960
1,534,000	Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc., 5.25%, 4/30/25(a)	1,419,669
1,760,000	Asbury Automotive Group, Inc., 4.50%, 3/1/28	1,526,518
2,355,000	Asbury Automotive Group, Inc., 5.00%, 2/15/32(a)	1,926,300
1,987,000	ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(a)	1,587,665
1,566,000	Ball Corp., 4.00%, 11/15/23	1,551,051
1,480,333	BCPE Ulysses Intermediate, Inc., PIK, 7.75%, 4/1/27(a)	910,561
2,854,000	Boxer Parent Co., Inc., 7.13%, 10/2/25(a)	2,733,661
922,000	Boyne USA, Inc., 4.75%, 5/15/29(a)	793,014
2,729,000	Bread Financial Holdings, Inc., 7.00%, 1/15/26(a)	2,611,941
2,281,000	Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(a)	1,947,149
2,011,000	Builders FirstSource, Inc., 4.25%, 2/1/32(a)	1,536,633

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
$1,000,000	Builders FirstSource, Inc., 5.00%, 3/1/30(a)	$848,947
1,019,000	Cablevision Lightpath LLC, 3.88%, 9/15/27(a)	838,519
1,216,000	Cablevision Lightpath LLC, 5.63%, 9/15/28(a)	947,144
2,031,000	Caesars Entertainment, Inc., 6.25%, 7/1/25(a)	1,957,479
525,000	Caesars Resort Collection LLC / CRC Finco, Inc., 5.75%, 7/1/25(a)	503,118
3,325,000	Carriage Services, Inc., 4.25%, 5/15/29(a)	2,724,025
2,355,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 6/1/33(a)	1,873,041
1,666,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/30(a)	1,424,955
1,093,376	CCO Holdings LLC / CCO Holdings Capital Corp., 5.13%, 5/1/27(a)	1,031,711
3,108,000	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.50%, 5/1/25(a)	3,021,468
2,266,000	Central Garden & Pet Co., 4.13%, 4/30/31(a)	1,823,354
4,119,000	CHS/Community Health Systems, Inc., 8.00%, 3/15/26(a)	3,750,699
2,000,000	Clarios Global LP / Clarios US Finance Co., 6.25%, 5/15/26(a)	1,930,625
760,000	Clearway Energy Operating LLC, 3.75%, 2/15/31(a)	616,311
2,419,000	CMG Media Corp., 8.88%, 12/15/27(a)	1,911,388
1,586,000	Condor Merger Sub, Inc., 7.38%, 2/15/30(a)	1,289,199
1,457,000	Constellium SE, 3.75%, 4/15/29(a)	1,160,326
4,120,000	Coty, Inc., 5.00%, 4/15/26(a)	3,781,442
2,932,000	CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(a)	2,505,902
689,000	CSC Holdings LLC, 4.63%, 12/1/30(a)	461,499
643,000	CSC Holdings LLC, 5.75%, 1/15/30(a)	467,792
1,500,000	CSC Holdings LLC, 7.50%, 4/1/28(a)	1,265,719
1,930,000	Darling Ingredients, Inc., 6.00%, 6/15/30(a)	1,925,043
2,731,000	Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/28(a)	2,358,957
2,425,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.88%, 8/15/27(a)	2,068,870
2,094,000	DISH DBS Corp., 5.25%, 12/1/26(a)	1,640,940
1,609,000	DISH DBS Corp., 5.75%, 12/1/28(a)	1,190,871
2,158,000	Domtar Corp., 6.75%, 10/1/28(a)	2,043,059
813,000	Encompass Health Corp., 4.50%, 2/1/28	699,809
2,386,000	Ferrellgas LP / Ferrellgas Finance Corp., 5.38%, 4/1/26(a)	2,072,425
1,164,000	Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 4/1/29(a)	947,839
1,545,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 4.63%, 1/15/29(a)	1,317,777
1,030,000	Ford Motor Co., 4.75%, 1/15/43	734,204
2,034,000	Ford Motor Co., 9.00%, 4/22/25	2,180,954
2,000,000	Ford Motor Credit Co. LLC, 2.70%, 8/10/26	1,705,097
2,260,000	Ford Motor Credit Co. LLC, 4.54%, 8/1/26	2,066,319
3,212,000	Forestar Group, Inc., 3.85%, 5/15/26(a)	2,682,244
785,000	Fortress Transportation and Infrastructure Investors LLC, 5.50%, 5/1/28(a)	649,838
1,180,750	Freedom Mortgage Corp., 6.63%, 1/15/27(a)	876,814
659,000	Freedom Mortgage Corp., 8.13%, 11/15/24(a)	568,062

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
$2,489,000	Gap, Inc. (The), 3.63%, 10/1/29(a)	$1,750,081
1,254,000	Gap, Inc. (The), 3.88%, 10/1/31(a)	871,983
2,900,000	G-III Apparel Group Ltd., 7.88%, 8/15/25(a)	2,807,271
718,000	Global Partners LP / GLP Finance Corp., 6.88%, 1/15/29	608,596
1,594,000	Global Partners LP / GLP Finance Corp., 7.00%, 8/1/27	1,409,384
2,802,000	GPD Cos., Inc., 10.13%, 4/1/26(a)	2,668,043
3,122,000	GrafTech Finance, Inc., 4.63%, 12/15/28(a)	2,605,141
1,030,000	Gray Television, Inc., 5.88%, 7/15/26(a)	964,244
2,296,000	Gray Television, Inc., 7.00%, 5/15/27(a)	2,212,558
2,007,000	Griffon Corp., 5.75%, 3/1/28	1,821,834
878,000	Holly Energy Partners LP / Holly Energy Finance Corp., 6.38%, 4/15/27(a)	827,963
3,055,000	International Game Technology Plc, 4.13%, 4/15/26(a)	2,772,484
741,000	International Game Technology Plc, 6.50%, 2/15/25(a)	736,864
2,972,000	IRB Holding Corp., 7.00%, 6/15/25(a)	2,900,432
2,136,000	ITT Holdings LLC, 6.50%, 8/1/29(a)	1,730,477
1,910,000	Jefferies Finance LLC / JFIN Co-Issuer Corp., 5.00%, 8/15/28(a)	1,593,738
1,030,000	KB Home, 7.63%, 5/15/23	1,044,456
1,992,000	Kinetik Holdings LP, 5.88%, 6/15/30(a)	1,899,348
1,391,000	Kontoor Brands, Inc., 4.13%, 11/15/29(a)	1,108,440
1,043,000	LABL, Inc., 5.88%, 11/1/28(a)	843,148
1,278,000	LBM Acquisition LLC, 6.25%, 1/15/29(a)	817,153
2,045,000	LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(a)	1,907,637
1,442,000	Legacy LifePoint Health LLC, 4.38%, 2/15/27(a)	1,268,426
2,114,000	Lithia Motors, Inc., 4.38%, 1/15/31(a)	1,814,923
1,201,000	Lithia Motors, Inc., 4.63%, 12/15/27(a)	1,107,282
1,853,000	Lumen Technologies, Inc., Series W, 6.75%, 12/1/23	1,839,492
4,119,000	Macy’s Retail Holdings LLC, 6.13%, 3/15/32(a)	3,435,978
2,663,000	MasTec, Inc., 4.50%, 8/15/28(a)	2,393,507
4,562,000	Matthews International Corp., 5.25%, 12/1/25(a)	4,217,084
2,406,000	Medline Borrower LP, 3.88%, 4/1/29(a)	2,051,056
2,307,000	Metis Merger Sub LLC, 6.50%, 5/15/29(a)	1,848,655
3,347,000	MGM Resorts International, 6.00%, 3/15/23	3,341,895
3,859,000	Michaels Cos., Inc. (The), 5.25%, 5/1/28(a)	3,039,114
343,000	Nationstar Mortgage Holdings, Inc., 5.50%, 8/15/28(a)	275,766
876,000	Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27(a)	761,092
1,511,000	NESCO Holdings II, Inc., 5.50%, 4/15/29(a)	1,270,507
2,640,000	Netflix, Inc., 4.88%, 4/15/28	2,492,494
1,917,000	Nexstar Media, Inc., 5.63%, 7/15/27(a)	1,769,868
1,787,000	NuStar Logistics LP, 5.75%, 10/1/25	1,671,091
1,286,000	OT Merger Corp., 7.88%, 10/15/29(a)	742,182
1,881,000	Pike Corp., 5.50%, 9/1/28(a)	1,505,110
1,030,000	Post Holdings, Inc., 5.50%, 12/15/29(a)	922,803
554,000	Post Holdings, Inc., 5.75%, 3/1/27(a)	536,748
726,000	Radiate Holdco LLC / Radiate Finance, Inc., 6.50%, 9/15/28(a)	561,727
1,746,000	Railworks Holdings LP / Railworks Rally, Inc., 8.25%, 11/15/28(a)	1,576,433
2,864,000	Rayonier AM Products, Inc., 7.63%, 1/15/26(a)	2,415,148
1,389,000	Realogy Group LLC / Realogy Co.-Issuer Corp., 4.88%, 6/1/23(a)	1,338,667

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
$1,064,000	Realogy Group LLC / Realogy Co.-Issuer Corp., 5.25%, 4/15/30(a)	$787,482
2,766,000	RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 9.75%, 12/1/26(a)	2,688,350
1,258,000	Resolute Forest Products, Inc., 4.88%, 3/1/26(a)	1,137,458
1,602,000	Rockies Express Pipeline LLC, 4.95%, 7/15/29(a)	1,370,162
1,391,000	SBA Communications Corp., REIT, 3.13%, 2/1/29	1,138,010
1,794,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 3/1/30(a)	1,525,741
1,144,000	Scientific Games International, Inc., 7.00%, 5/15/28(a)	1,080,018
3,542,000	Sinclair Television Group, Inc., 4.13%, 12/1/30(a)	2,810,621
3,511,000	Sirius XM Radio, Inc., 4.00%, 7/15/28(a)	3,037,979
3,162,000	Specialty Building Products Holdings LLC / SBP Finance Corp., 6.38%, 9/30/26(a)	2,623,506
4,715,000	Sprint Communications, Inc., 6.00%, 11/15/22	4,748,530
2,987,000	SRM Escrow Issuer LLC, 6.00%, 11/1/28(a)	2,553,841
843,000	SRS Distribution, Inc., 6.00%, 12/1/29(a)	661,280
1,817,000	Summer BC Bidco B LLC, 5.50%, 10/31/26(a)	1,619,119
2,291,000	Sylvamo Corp., 7.00%, 9/1/29(a)	2,127,969
983,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.63%, 3/1/24(a)	962,930
2,297,000	TEGNA, Inc., 5.00%, 9/15/29	2,172,291
1,000,000	Tenet Healthcare Corp., 4.38%, 1/15/30(a)	849,578
2,384,000	Tenet Healthcare Corp., 6.13%, 10/1/28(a)	2,051,416
1,620,000	Tenet Healthcare Corp., 6.25%, 2/1/27(a)	1,497,245
3,089,000	Tenet Healthcare Corp., 6.75%, 6/15/23	3,196,744
2,363,000	TransDigm, Inc., 6.25%, 3/15/26(a)	2,283,381
1,412,000	Univision Communications, Inc., 6.63%, 6/1/27(a)	1,346,511
1,156,000	Venture Global Calcasieu Pass LLC, 3.88%, 8/15/29(a)	1,013,492
1,156,000	Venture Global Calcasieu Pass LLC, 4.13%, 8/15/31(a)	992,868
1,638,000	VICI Properties LP / VICI Note Co., Inc., REIT, 4.63%, 6/15/25(a)	1,560,744
1,754,000	Victoria’s Secret & Co., 4.63%, 7/15/29(a)	1,322,183
521,000	Voyager Aviation Holdings LLC, 8.50%, 5/9/26(a)	477,185
1,133,000	Western Midstream Operating LP, 5.45%, 4/1/44	940,818
1,466,000	White Cap Buyer LLC, 6.88%, 10/15/28(a)	1,174,455
1,186,000	White Cap Parent LLC, PIK, 8.25%, 3/15/26(a)	997,873
1,030,000	Yum! Brands, Inc., 4.63%, 1/31/32	909,858
		227,794,738
Total Corporate Bonds		271,278,134
(Cost $308,986,703)

Shares
Common Stocks — 0.06%
Australia — 0.00%
70,137	Quintis Ltd.*,(b),(c)	1,403

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund (cont.)

June 30, 2022 (Unaudited)
Shares		Value
United Kingdom — 0.00%
12,023	AVTCAP WARR*	$1,917

United States — 0.06%
1,445	Voyager Aviation Holdings LLC*	182,070
241	Voyager Aviation Holdings LLC*,(b),(c)	0
12,785	W R Grace & Co.*,(b),(c)	984
		183,054
Total Common Stocks		186,374
(Cost $3)
Rights/Warrants — 0.00%
Mexico — 0.00%
3,026	Urbi Desarrollos Urbanos SAB de CV Warrants, Expire 12/31/49*	0

Total Rights/Warrants		0
(Cost $0)
Investment Company — 5.00%
14,728,440	U.S. Government Money Market Fund, RBC Institutional Class 1 (i)	14,728,440
Total Investment Company		14,728,440
(Cost $14,728,440)
Total Investments		$286,192,948
(Cost $323,715,146) — 97.17%
Other assets in excess of liabilities — 2.83%		8,325,993
NET ASSETS — 100.00%		$294,518,941

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund (cont.)

June 30, 2022 (Unaudited)
*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Principal amount denoted in Euros.
(e)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(f)	Perpetual security with no stated maturity date.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)	Principal amount denoted in British Pounds.
(i)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund (cont.)

June 30, 2022 (Unaudited)
Foreign currency exchange contracts as of June 30, 2022:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	275,000	USD	287,560	Citibank N.A.	7/27/22	$1,138
USD	1,215,880	EUR	1,112,211	Citibank N.A.	7/27/22	48,270
USD	823,587	EUR	753,009	Citibank N.A.	7/27/22	33,070
USD	380,442	EUR	350,000	Citibank N.A.	7/27/22	13,009
USD	1,179,601	EUR	1,078,780	Citibank N.A.	7/27/22	47,087
USD	2,580,780	GBP	1,965,000	Citibank N.A.	7/27/22	187,661
						$330,235

EUR	850,000	USD	897,873	Citibank N.A.	7/27/22	$(5,535)

Total						$324,700
Credit default swaps sell protection as of June 30, 2022:
Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	ICS	Notional Amount (000)		Premium Paid/ (Received)	Unreal. App.	Value
5.00%	Markit CDX HY Index, Series 38	Quarterly	Morgan Stanley & Co. LLC	6/20/27	.058	USD	19,345	$(611,128)	$73,237	$(537,891)
Total								$(611,128)	$73,237	$(537,891)

Abbreviations used are defined below:
EUR - Euro
GBP - United Kingdom Pound Sterling
REIT - Real Estate Investment Trust
USD - United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund (cont.)

June 30, 2022 (Unaudited)
Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Consumer, Cyclical	25.93%
Communications	18.56%
Consumer, Non-cyclical	16.20%
Industrial	10.54%
Financial	8.38%
Basic Materials	5.38%
Energy	5.09%
Technology	1.37%
Utilities	0.72%
Other*	7.83%
100.00%
* Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, warrants, credit default swaps, foreign currency exchange contracts and accrued expenses payable.